Collaborations, Licensing Arrangements, and Other Asset Acquisitions - Narrative (Details) $ in Millions	1 Months Ended
	Apr. 30, 2024 USD ($)	Aug. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($) payment	Mar. 31, 2023 USD ($)
Nimbus Therapeutics, LLC
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets				$ 4,000
Number of milestone payment, pharmaceutical asset acquisition | payment				2
Milestone payment, biological asset acquisition agreement				$ 1,000
First sales milestone, milestone payment, biological assets acquisition agreement				4,000
Second sales milestone, milestone payment, biological assets acquisition agreement				5,000
Cash payments for milestone payments				$ 3,000
Nimbus Therapeutics, LLC | Forecast
Disclosure of detailed information about intangible assets [line items]
Cash payments for milestone payments		$ 100
Nimbus Therapeutics, LLC | Major purchases of assets [member]
Disclosure of detailed information about intangible assets [line items]
Cash payments for milestone payments			$ 900
HUTCHMED
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets			$ 400
Additional potential payment, biological asset acquisition agreement					$ 730
Protagonist Therapeutics, Inc.
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets, payment	$ 300